UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 05/5/2008


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      52
Form 13F Information Table Value Total:       $165,393


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Express Co            COM              025816109     4339    99243 SH       DEFINED                 95008        0     4235
American Intl Group Inc        COM              026874107     5132   118659 SH       DEFINED                113039        0     5620
Amgen Inc                      COM              031162100     1438    34410 SH       DEFINED                 31585        0     2825
Automatic Data Processing Inc  COM              053015103     5399   127372 SH       DEFINED                121132        0     6240
Avery Dennison Corp            COM              053611109     3996    81136 SH       DEFINED                 76446        0     4690
BP P.L.C. Spons ADR            COM              055622104     1188    19592 SH       DEFINED                 19092        0      500
Bristol-Myers Squibb Co        COM              110122108      379    17800 SH       SOLE                    17800        0        0
Capital One Finl Corp          COM              14040H105     1583    32170 SH       DEFINED                 29195        0     2975
Carnival Corp                  COM              143658300     5192   128261 SH       DEFINED                122266        0     5995
Chevron Corp New               COM              166764100      814     9541 SH       DEFINED                  7395        0     2146
Citigroup Inc                  COM              172967101      534    24921 SH       SOLE                    24921        0        0
Delta Air Lines Inc Escrow     COM              2473614AT        0    50000 SH       SOLE                    50000        0        0
Devon Energy Corp              COM              25179M103     6070    58180 SH       DEFINED                 55549        0     2631
Disney Walt Co.                COM              254687106     3691   117610 SH       DEFINED                112535        0     5075
EMC Corporation                COM              268648102     2615   182323 SH       DEFINED                169113        0    13210
Electronic Arts                COM              285512109     2547    51020 SH       DEFINED                 48630        0     2390
Exxon Mobil Corp               COM              30231G102     4848    57314 SH       DEFINED                 55914        0     1400
FPL Group Inc                  COM              302571104      421     6712 SH       SOLE                     6712        0        0
General Electric Co            COM              369604103     9440   255065 SH       DEFINED                252890        0     2175
Heinz H J Co                   COM              423074103      254     5400 SH       SOLE                     5400        0        0
Hewlett-Packard Co             COM              428236103     7994   175077 SH       DEFINED                167092        0     7985
Intl Business Machines         COM              459200101     7017    60939 SH       DEFINED                 57814        0     3125
JPMorgan Chase & Co            COM              46625H100     5084   118376 SH       DEFINED                112051        0     6325
Johnson & Johnson              COM              478160104     5462    84193 SH       DEFINED                 80643        0     3550
Kinder Morgan Energy Partners  COM              494550106      202     3700 SH       DEFINED                     0        0     3700
Marsh & McLennan Cos Inc       COM              571748102      278    11400 SH       SOLE                    11400        0        0
McDonalds Corp                 COM              580135101      978    17540 SH       SOLE                    17540        0        0
Medtronic Inc                  COM              585055106     2070    42799 SH       DEFINED                 40424        0     2375
Microsoft Corp                 COM              594918104     4151   146270 SH       DEFINED                140405        0     5865
Motorola Inc                   COM              620076109     1198   128848 SH       DEFINED                126598        0     2250
Nighthawk Radiology Hldgs Inc  COM              65411N105     1209   129170 SH       DEFINED                123010        0     6160
Nordstrom Inc                  COM              655664100     4665   143100 SH       DEFINED                137640        0     5460
Omnicom Group                  COM              681919106     6067   137317 SH       DEFINED                130817        0     6500
Pepsico Inc                    COM              713448108     7452   103207 SH       DEFINED                 98192        0     5015
Pfizer Inc                     COM              717081103     1440    68816 SH       DEFINED                 66206        0     2610
Pitney-Bowes, Inc              COM              724479100      978    27925 SH       SOLE                    27925        0        0
Procter & Gamble Company       COM              742718109     9497   135529 SH       DEFINED                129927        0     5602
Qualcomm Inc.                  COM              747525103      613    14960 SH       SOLE                    14960        0        0
Raytheon Co New                COM              755111507      644     9975 SH       SOLE                     9975        0        0
Royal Dutch Shell Plc Cl A Adr COM              780259206      336     4866 SH       SOLE                     4866        0        0
Sara Lee Corp                  COM              803111103      351    25140 SH       SOLE                    25140        0        0
Schlumberger Limited           COM              806857108     8810   101260 SH       DEFINED                 96565        0     4695
Swift Energy Co                COM              870738101     3644    81006 SH       DEFINED                 78981        0     2025
Teva Pharmaceutical Inds ADR   COM              881624209     3382    73225 SH       DEFINED                 69030        0     4195
Texas Instruments Incorporated COM              882508104      452    16000 SH       SOLE                    16000        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     3015   102154 SH       DEFINED                 97542        0     4612
Wal Mart Stores Inc            COM              931142103     7563   143557 SH       DEFINED                137112        0     6445
Walgreen Co.                   COM              931422109     7168   188197 SH       DEFINED                181267        0     6930
Western Union Corp             COM              959802109     2753   129442 SH       DEFINED                122407        0     7035
Williams Cos Inc               COM              969457100      208     6300 SH       DEFINED                     0        0     6300
Wyeth Corp                     COM              983024100      623    14926 SH       SOLE                    14926        0        0
Zimmer Holdings Inc            COM              98956P102      209     2685 SH       SOLE                     2685        0        0